Guarantees (Narrative) (Detail) $ in Millions	Dec. 31, 2014 USD ($)
Surety Bond [Member]
Guarantee Obligations [Line Items]
Guarantees Obligations	$ 47.7
Commercial standby letters of credit [Member]
Guarantee Obligations [Line Items]
Guarantees Obligations	113.9
Bank Guarantees [Member]
Guarantee Obligations [Line Items]
Guarantees Obligations	55.1
Bank Guarantees Collaterized [Member]
Guarantee Obligations [Line Items]
Guarantees Obligations	$ 15.2